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                             MFS(R) TECHNOLOGY FUND

          Supplement to the Current Statement of Additional Information


         During the period from May 1, 2000 through June 30, 2000, unless extended by MFS Fund Distributors, Inc. ("MFD") (the "Sales Period"), MFD will pay HD Vest Investment Securities, Nat City Investments Inc., Cuna Brokerage Services, Inc., Centura Securities, Inc., UVEST Financial Services Group, Inc., and Invest (the "Dealers") 100% of the applicable sales charge on sales of Class A shares of the fund sold by the Dealers during the Sales Period. In addition, MFD will pay the Dealers an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the fund sold by the Dealers during the Sales Period.


                  The date of this Supplement is June 1, 2000.

                             MFS(R) TECHNOLOGY FUND

          Supplement to the Current Statement of Additional Information


         During the period from June 1, 2000 through June 30, 2000, unless extended by MFS Fund Distributors, Inc. ("MFD") (the "Sales Period"), MFD will pay Citicorp Investment Services (the "Dealer") 100% of the applicable sales charge on sales of Class A shares of the fund sold by the Dealer during the Sales Period. In addition, MFD will pay the Dealer an additional commission equal to 0.50% of the net asset value of all of the Class B shares of the fund sold by the Dealer during the Sales Period.


                  The date of this Supplement is June 1, 2000.